Transactions with Related Parties - Receivables and payables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
Transactions with related parties
Current receivables	$ 874,852	$ 786,952
Current payables	$ 82,070	$ 83,007
Average interest rates bearing from account balances	6.60%	6.90%
UHI, including Univision
Transactions with related parties
Current receivables		$ 692,282
Provision recognized		691,221
Receivables from related parties	$ 819,355	692,282
UHI II, including Univision
Transactions with related parties
Current receivables	819,355
OCEN
Transactions with related parties
Current receivables		34,137
Editorial Clio
Transactions with related parties
Current receivables	337	2,308
Other.
Transactions with related parties
Current receivables	55,160	58,225
Current payables	27,472	50,697
AT&T
Transactions with related parties
Current payables	54,598	32,310
Affiliates and other related parties
Transactions with related parties
Deposits and advances from affiliates and other related parties	$ 146,354	$ 119,736
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Subsidiaries
Transactions with related parties
Annual payment in lease agreement			$ 41,400
Basis points			1.22%
Annual interest rate			6.00%